RULE 497 FILING

On behalf of the Goldman Sachs funds listed in Exhibit A (each a “Fund” and collectively the “Funds”), each Fund a series of Goldman Sachs Trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data files included as exhibits to this filing relate to the supplement filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on July 28, 2017 (Accession No. 0001193125-17-240629), which is incorporated by reference into this Rule 497 Filing.

EXHIBIT A

Goldman Sachs Single Sector Fixed Income Funds

Goldman Sachs Dynamic Emerging Markets Debt Fund

Goldman Sachs Emerging Markets Debt Fund

Goldman Sachs High Yield Floating Rate Fund

Goldman Sachs High Yield Fund

Goldman Sachs Investment Grade Credit Fund

Goldman Sachs Local Emerging Markets Debt Fund

Goldman Sachs U.S. Mortgages Fund

Goldman Sachs Multi Sector Fixed Income Funds

Goldman Sachs Bond Fund

Goldman Sachs Core Fixed Income Fund

Goldman Sachs Global Income Fund

Goldman Sachs Strategic Income Fund

Goldman Sachs Short Duration and Government Fixed Income Funds

Goldman Sachs Enhanced Income Fund

Goldman Sachs Government Income Fund

Goldman Sachs High Quality Floating Rate Fund

Goldman Sachs Inflation Protected Securities Fund

Goldman Sachs Short Duration Government Fund

Goldman Sachs Short Duration Income Fund

Goldman Sachs Municipal Fixed Income Funds

Goldman Sachs Dynamic Municipal Income Fund

Goldman Sachs High Yield Municipal Fund

Goldman Sachs Short Duration Tax-Free Fund

Goldman Sachs Fixed Income Alternatives Funds

Goldman Sachs Strategic Macro Fund

Goldman Sachs Long Short Credit Strategies Fund

Goldman Sachs Short-Term Conservative Income Fund